Cover	Nov. 08, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 08, 2021
Entity File Number	001-36279
Entity Registrant Name	CARA THERAPEUTICS, INC.
Entity Central Index Key	0001346830
Entity Tax Identification Number	75-3175693
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4 Stamford Plaza
Entity Address, Address Line Two	107 Elm Street
Entity Address, Address Line Three	9th Floor
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	203
Local Phone Number	406-3700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CARA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false